33. Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share Details Abstract
Income attributable to shareholders of the Company	R$ 2,545,101	R$ 1,234,507	R$ 750,427
Weighted average number of common shares issued (thousands)	R$ 2,420,172	R$ 2,420,016	R$ 2,420,237
Basic earnings per share (expressed in R$)	R$ 1.05	R$ 0.51	R$ 0.31
Income attributable to shareholders of the Company	R$ 2,545,101	R$ 1,234,507	R$ 750,427
Weighted average number of common shares issued (thousands)	R$ 2,421,075	R$ 2,241,072	R$ 2,420,241
Diluted earnings per share (expressed in R$)	R$ 1.05	R$ 0.51	R$ 0.31